Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	14,000,000
Proposed Maximum Offering Price per Unit	0.54
Maximum Aggregate Offering Price	$ 7,560,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,157.44
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Covers shares issuable under the Amended and Restated Sangamo Therapeutics, Inc. 2018 Equity Incentive Plan. (3) Pursuant to Rule 457(c) and 457(h)(i) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee and are based on a price of $[ ] per share, which is the average of the high and low prices per share of the Common stock reported on The Nasdaq Capital Market on August 5, 2025.